Provision for Employees' End of Service Benefits - Schedule of Provision for Employees' End of Service Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Employees' End of Service Benefits [Abstract]
Provision as at January 1	$ 1,555,425	$ 831,277
Provided during the year (note 8)	844,197	762,891	$ 431,439
Paid during the year	(194,037)	(38,743)
Total	$ 2,205,585	$ 1,555,425	$ 831,277